Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Schedule of classes of share capital
Share capital

	As of June 30,		As of June 30,
	2022	2021	2022	2021
	(number of shares)		(U.S. $ in thousands)
Details
Class A ordinary shares	144,819,265	137,037,518	$14,481	$13,703
Class B ordinary shares	110,035,649	114,609,645	11,004	11,461
	254,854,914	251,647,163	$25,485	$25,164
Movements in Class A ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2020	127,685,599	$12,768
Conversion of Class B ordinary shares	5,152,036	515
Exercise of share options	390,802	39
Issuance for settlement of RSUs	3,468,136	347
Vesting of early exercised shares	340,945	34
Balance as of June 30, 2021	137,037,518	$13,703
Conversion of Class B ordinary shares	4,573,996	457
Exercise of share options	42,973	4
Issuance for settlement of RSUs	2,958,190	296
Vesting of early exercised shares	206,588	21
Balance as of June 30, 2022	144,819,265	$14,481
Class A shares as of June 30, 2022 and June 30, 2021 does not include 72,484 and 270,251 shares of restricted stock outstanding, respectively, that are subject to forfeiture or repurchase.
Movements in Class B ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2020	119,761,681	$11,976
Conversion to Class A ordinary shares	(5,152,036)	(515)
Balance as of June 30, 2021	114,609,645	$11,461
Conversion to Class A ordinary shares	(4,573,996)	(457)
Balance as of June 30, 2022	110,035,649	$11,004

Schedule of capital reserves

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Capital redemption reserve	$98	$98
Merger reserve	34,943	34,943
Share-based payments reserve	2,188,779	1,481,568
Other capital reserves	$2,223,820	$1,516,609